Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment consists of the following:
	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
Cost
Construction in progress	309,948,621	255,113,837	$35,956,848
Plant and buildings	178,756,490	217,248,236	30,619,906
Machinery and equipment	237,637,928	255,507,522	36,012,336
Electronic equipment	11,117,440	10,335,481	1,456,727
Motor vehicles	3,031,087	3,081,506	434,321
Office equipment and furniture	34,423,995	42,870,071	6,042,294
Leasehold improvements	5,597,019	4,862,781	685,381
Total Cost	780,512,580	789,019,434	111,207,813
Less: accumulated depreciation	(178,864,241)	(205,542,536)	(28,970,054)
Less: asset impairment	(29,891,896)	(110,128,892)	(15,522,043)
Property and equipment, net	571,756,443	473,348,006	$66,715,716